Financial investments (Tables)	6 Months Ended
Jun. 30, 2019
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of June 30, 2019 and December 31, 2018 is as follows:

	Balance as of June 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	9,070	6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	-
Derivative assets	2,951	11,571
Other receivable accounts at amortized cost	53,527	35,065
Total non-current financial investments	72,548	52,670
Contracted concessional financial assets	152,787	159,128
Derivative assets	2,064	1,582
Other receivable accounts at amortized cost	97,622	80,124
Total current financial investments	252,473	240,834